Filed pursuant to Rule 497(e)
File Nos. 811-22310; 333-182274

Supplement to the

Summary Prospectus dated May 1, 2017 and
Prospectus and Statement of Additional Information (“SAI”)
dated January 31, 2017, as previously supplemented, of the
ETFMG Prime Cyber Security ETF (HACK)

and the

Summary Prospectus, Prospectus, and Statement of Additional Information
dated January 31, 2017, as previously supplemented, of the
 ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Prime Junior Silver ETF (SILJ)
ETFMG Video Game Tech ETF (IFLY)
ETFMG Drone Economy Strategy ETF (GAMR)
ETFMG ETFx HealthTech ETF (IMED)

each a series of ETF Managers Trust
(each, a “Fund”, and collectively, the “Funds”)

August 18, 2017

Effective immediately, the Funds’ website has changed to be www.etfmgfunds.com, and investors can find each Fund’s summary prospectus, statutory prospectus, statement of additional information, and other information about each Fund online at www.etfmgfunds.com/learn-about-etfs/investor-materials/.  References in each Fund’s summary prospectus, statutory prospectus, and statement of additional information to any other website should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.